Lease (Schedule of Components of Lease Expense and Other Lease Information) (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Lease Expense Recognized	$ 37,632	$ 18,816
Cash paid for amounts included in measurement of lease liabilities	34,928	17,464
Operating lease right-of-use asset	146,719	146,719
Operating lease liability	$ 149,421	$ 149,421
Weighted-average remaining lease term	2 years 1 month 5 days	2 years 1 month 5 days
Weighted-average discount rate	6.00%	6.00%